Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	500,000,000		500,000,000			500,000,000
Common stock, shares issued	123,663,315		96,575,107			96,284,283
Common stock, shares outstanding	123,663,315		96,575,107			96,284,283